Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 1,081	$ 206
Deferred Tax Liabilities, Gross, Noncurrent	24	1,867
Prior to Adoption, ASU 2015-17 [Member]
Significant Accounting Policies [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Current	22
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	1,060	296
Deferred Tax Liabilities, Gross, Current	1	128
Deferred Tax Liabilities, Gross, Noncurrent	24	1,829
After Adoption, ASU 2015-17 [Member]
Significant Accounting Policies [Line Items]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	1,081	206
Deferred Tax Liabilities, Gross, Noncurrent	$ 24	$ 1,867